Assets and Liabilities Related to Contracts with Customers - Summary of Assets Recognized from Incremental Costs of Obtaining Contract (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Contract Assets And Contract Liabilities [Abstract]
Incremental costs of obtaining a contract (Prepaid Expense)	₩ 2,036	₩ 2,231
Amortization costs recognized as cost of revenue	₩ 2,231